CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Time charter revenues	$ 619,384	$ 544,434	$ 475,988
Voyage charter and pool revenues	18,909	33,648	72,362
Bareboat charter revenues	0	0	58,953
Drilling contract revenues	236,650	146,890	18,775
Interest income – sales-type, direct financing leases and leaseback assets	2,439	6,192	8,916
Service revenues – direct financing leases	0	0	1,746
Profit sharing revenues	16,679	13,162	27,830
Other operating income	10,343	7,960	5,823
Total operating revenues	904,404	752,286	670,393
Gain on sale of assets and termination of charters, net	5,374	18,670	13,228
Operating expenses
Vessel and rig operating expenses	343,303	293,756	205,143
Depreciation	239,181	214,062	187,827
Vessel impairment charge	0	7,389	0
Administrative expenses	20,577	15,565	15,177
Total operating expenses	603,061	530,772	408,147
Net operating income	306,717	240,184	275,474
Non-operating income / (expense)
Interest income – long term loans to associated companies	4,576	4,563	4,563
Interest income – other	9,189	9,073	3,410
Interest expense	(182,985)	(167,010)	(117,339)
(Loss)/gain on investments in debt and equity securities	(854)	(1,912)	18,171
Loss on purchase of bonds and debt extinguishment	(1,317)	(540)	0
Dividend income	645	1,246	128
Other financial items, net	2,515	(1,192)	15,528
Equity in earnings of associated companies	2,798	2,848	2,833
Income before taxes	141,284	87,260	202,768
Tax expense	(10,631)	(3,323)	0
Net income	$ 130,653	$ 83,937	$ 202,768
Per share information:
Basic earnings per share (in dollars per share)	$ 1.01	$ 0.67	$ 1.60
Weighted average number of shares outstanding, basic (in shares)	129,391	126,249	126,789
Diluted earnings per share (in dollars per share)	$ 1.01	$ 0.66	$ 1.53
Weighted average number of shares outstanding, diluted (in shares)	130,000	126,584	137,377
Cash dividend per share declared and paid (in dollars per share)	$ 1.07	$ 0.97	$ 0.88